Lease Liabilities under IFRS 16 (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Current liabilities - Borrowings	$ 19	$ 19	$ 14
Non-current liabilities - Borrowings	$ 127	128	127
Total lease liabilities		$ 147	141	$ 135
IFRS 16
Lease Liabilities [Line Items]
Current liabilities - Borrowings			4
Non-current liabilities - Borrowings			$ 2